Other Liabilities and Accruals (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Short-term and Payable Within 1 Year

All amounts are short-term and payable within 1 year.

	December 31
	2018	2017
	(euros in thousands)
Audit fees	167	96
Personnel-related	560	446
Accrued bonus	1,523	1,545
R&D costs	4,409	5,272
IP legal fees	212	509
Subsidy advance received	42	224
Other accruals	1,051	535

	7,964	8,627